ACQUISITIONS (Pro forma Results of Operations) (Details) - Steel Media [Member]	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares
Pro forma Results of Operations
Revenue	$ 12,558,030
Net loss	$ (4,212,778)
Net loss per share | $ / shares	$ (0.18)
Revenue of acquiree since the acquisition date included in the consolidated statement of operations	$ 1,896,000
Earnings of acquiree since the acquisition date included in the consolidated statement of operations	$ 490,000